Prospectus Investor Class [Member] Investment Objectives and Goals - Prospectus-Investor Class - Payden California Municipal Social Impact Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN CALIFORNIA MUNICIPAL SOCIAL IMPACT FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.